DISPOSAL OF LONG-LIVED ASSETS - Partial Disposal of the Hilli (Details) $ in Thousands		12 Months Ended
	Jul. 12, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / barrel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Net loss attributable to stockholders of Golar LNG Limited		$ (231,428)	$ (179,703)	$ (186,531)
Transfer to noncontrolling interest		304,468
Changes in net income and transfers to non-controlling interest		$ 73,040
Oil price per barrel | $ / barrel		60
Golar, Keppel, and B&V | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Purchase price	$ 658,000
Portion of net lease obligations	50.00%
Related Party, Deposit Amount Incl. Accrued Interest | Golar, Keppel, and B&V | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Deposit received	$ 71,900
Golar Tundra | Related Party, Deposit Amount Incl. Accrued Interest | Golar Partners
Schedule of Equity Method Investments [Line Items]
Deposit received	$ 110,100
Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	44.60%
Entitlement to distributions		5.00%
Entitlement to vehicle expansion capacity distributions		5.00%
Common Units | Golar Partners | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Common Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%
Common Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.40%
Series A Special Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Series A Special Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
Series A Special Units | Golar | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	89.10%
Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Entitlement to distributions		95.00%
Series B Special Units | Keppel Shipyard Limited (“Keppel”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Series B Special Units | Black and Veatch (“B&V”) | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
Series B Special Units | Golar | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	89.10%
Share Capital | Golar Partners | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Number of subsidiary shares sold in transaction | shares	1,096